UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                                        --------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:          GLENHILL ADVISORS, LLC
          ----------------------------------------
     Address:     598 MADISON AVENUE, 12TH FLOOR
          ----------------------------------------
          NEW YORK, NEW YORK 10022
          ----------------------------------------


     Form 13F File Number: 028-10461
                                  -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York         November 14, 2006
     ------------------------   -------------------------
---------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                2
                                                -----------------

     Form 13F Information Table Entry Total:         119
                                                -----------------

     Form 13F Information Table Value Total:       1,664,194
                                                -----------------
                                                  (thousands)
     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ----------------------------------------------

     02         028- 10913       Glenhill Overseas Management, LLC
     --------   -----------     ----------------------------------------------


COLUMN 1            COLUMN 2    COLUMN 3       COLUMN 4    COLUMN 5                 COLUMN 6     COLUMN 7  COLUMN 8
-----------------------------  -------------  ---------  ----------             --------------  --------  ---------
                    TITLE                      VALUE     SHARES/    SH/  PUT/     INVSTMT       OTHER     VOTING
                                                                                                          AUTHORITY
NAME OF ISSUER      OF CLASS       CUSIP      (X$1000)    PRN AMT    PRN  CALL     DSCRETN      MANAGERS    SOLE     SHARED  NONE
1-800-Flowers.Com Inc-Cl A       68243Q 10 6     3,273      622,262  Sh         Shared-Defined        01  Sole
1-800-Flowers.Com Inc-Cl A       68243Q 10 6     1,401      266,443  Sh         Shared-Defined        02  Sole
America Movil-Adr Series L       02364W 10 5    37,510      952,756  Sh         Shared-Defined        01  Sole
America Movil-Adr Series L       02364W 10 5    15,639      397,244  Sh         Shared-Defined        02  Sole
Amr Corp                         001765 10 6     4,696      202,921  Sh         Shared-Defined        01  Sole
Amr Corp                         001765 10 6     2,010       86,879  Sh         Shared-Defined        02  Sole
Armstrong Holdings Inc           042384 10 7        28      166,870  Sh         Shared-Defined        01  Sole
Armstrong Holdings Inc           042384 10 7        12       71,448  Sh         Shared-Defined        02  Sole
Bare Escentuals Inc              067511 10 5       285       10,503  Sh         Shared-Defined        01  Sole
Bare Escentuals Inc              067511 10 5       122        4,497  Sh         Shared-Defined        02  Sole
Bed Bath & Beyond Inc            075896 10 0    20,473      535,092  Sh         Shared-Defined        01  Sole
Bed Bath & Beyond Inc            075896 10 0     8,766      229,108  Sh         Shared-Defined        02  Sole
Boston Scientific Corp           101137 10 7    10,356      700,200  Sh         Shared-Defined        01  Sole
Boston Scientific Corp           101137 10 7     4,434      299,800  Sh         Shared-Defined        02  Sole
Boulder Specialty Brands Inc     10153P 10 8    13,391    1,750,500  Sh         Shared-Defined        01  Sole
Boulder Specialty Brands Inc     10153P 10 8     5,734      749,500  Sh         Shared-Defined        02  Sole
Boulder Specialty-Cw09           10153P 11 6     2,888    1,750,500  Sh         Shared-Defined        01  Sole
Boulder Specialty-Cw09           10153P 11 6     1,237      749,500  Sh         Shared-Defined        02  Sole
Casual Male Retail Group Inc     148711 10 4     7,243      527,560  Sh         Shared-Defined        01  Sole
Casual Male Retail Group Inc     148711 10 4     3,101      225,883  Sh         Shared-Defined        02  Sole
Central European Media Ent-A     G20045 20 2     8,216      122,535  Sh         Shared-Defined        01  Sole
Central European Media Ent-A     G20045 20 2     3,518       52,465  Sh         Shared-Defined        02  Sole
Cheesecake Factory (The)         163072 10 1    15,042      553,228  Sh         Shared-Defined        01  Sole
Cheesecake Factory (The)         163072 10 1     6,441      236,872  Sh         Shared-Defined        02  Sole
Cost Plus Inc/California         221485 10 5    24,469    2,044,207  Sh         Shared-Defined        01  Sole
Cost Plus Inc/California         221485 10 5     7,735      646,188  Sh         Shared-Defined        02  Sole
Crocs Inc                        227046 10 9     9,195      270,839  Sh         Shared-Defined        01  Sole
Crocs Inc                        227046 10 9     1,975       58,161  Sh         Shared-Defined        02  Sole
Dana Corp                        235811 10 6       401      385,671  Sh         Shared-Defined        01  Sole
Dana Corp                        235811 10 6       172      165,129  Sh         Shared-Defined        02  Sole
Design Within Reach Inc          250557 10 5    11,679    1,913,006  Sh         Shared-Defined        01  Sole
Design Within Reach Inc          250557 10 5     3,563      583,592  Sh         Shared-Defined        02  Sole
Dover Saddlery Inc               260412 10 1     5,586      754,816  Sh         Shared-Defined        01  Sole
Dover Saddlery Inc               260412 10 1     2,392      323,184  Sh         Shared-Defined        02  Sole
Dr Horton Inc                    23331A 10 9    36,055    1,505,430  Sh         Shared-Defined        01  Sole
Dr Horton Inc                    23331A 10 9    15,437      644,570  Sh         Shared-Defined        02  Sole
Dst Systems Inc                  233326 10 7    70,427    1,141,995  Sh         Shared-Defined        01  Sole
Dst Systems Inc                  233326 10 7    28,042      454,705  Sh         Shared-Defined        02  Sole
Family Dollar Stores             307000 10 9    19,655      672,192  Sh         Shared-Defined        01  Sole
Family Dollar Stores             307000 10 9     8,416      287,808  Sh         Shared-Defined        02  Sole
Flamel Technologies-Sp Adr       338488 10 9    17,609      939,155  Sh         Shared-Defined        01  Sole
Flamel Technologies-Sp Adr       338488 10 9     4,497      239,842  Sh         Shared-Defined        02  Sole
Flowserve Corp                   34354P 10 5    57,789    1,142,303  Sh         Shared-Defined        01  Sole
Flowserve Corp                   34354P 10 5    22,014      435,143  Sh         Shared-Defined        02  Sole
Gartner Inc                      366651 10 7    62,703    3,564,695  Sh         Shared-Defined        01  Sole
Gartner Inc                      366651 10 7    22,565    1,282,805  Sh         Shared-Defined        02  Sole
Grupo Mexico Sab De Cv-Ser B     264367 4 MX    62,825   20,076,965  Sh         Shared-Defined        01  Sole
Grupo Mexico Sab De Cv-Ser B     264367 4 MX    16,253    5,194,035  Sh         Shared-Defined        02  Sole
Hexcel Corp                      428291 10 8    12,390      875,600  Sh         Shared-Defined        01  Sole
Hexcel Corp                      428291 10 8     5,305      374,900  Sh         Shared-Defined        02  Sole
Intergraph Corp                  458683 10 9     6,005      140,040  Sh         Shared-Defined        01  Sole
Intergraph Corp                  458683 10 9     2,571       59,960  Sh         Shared-Defined        02  Sole
January 08 Calls On Tyc Us       902124 9 0 6    3,116        3,501  Sh   Call  Shared-Defined        01  Sole
January 08 Calls On Tyc Us       902124 9 0 6    3,426        6,851  Sh   Call  Shared-Defined        01  Sole
January 08 Calls On Tyc Us       902124 9 0 6    1,334        1,499  Sh   Call  Shared-Defined        02  Sole
January 08 Calls On Tyc Us       902124 9 0 6      825        1,649  Sh   Call  Shared-Defined        02  Sole
Jarden Corp                      471109 10 8    31,380      951,780  Sh         Shared-Defined        01  Sole
Jarden Corp                      471109 10 8    13,436      407,520  Sh         Shared-Defined        02  Sole
Liberty Global Inc-A             530555 10 1    10,814      420,120  Sh         Shared-Defined        01  Sole
Liberty Global Inc-A             530555 10 1     4,630      179,880  Sh         Shared-Defined        02  Sole
Liberty Global Inc-Series C      530555 30 9    42,113    1,680,480  Sh         Shared-Defined        01  Sole
Liberty Global Inc-Series C      530555 30 9    18,031      719,520  Sh         Shared-Defined        02  Sole
Lionbridge Technologies Inc      536252 10 9    11,827    1,550,082  Sh         Shared-Defined        01  Sole
Lionbridge Technologies Inc      536252 10 9     3,660      479,678  Sh         Shared-Defined        02  Sole
Merge Technologies Inc           589981 10 9     9,153    1,330,380  Sh         Shared-Defined        01  Sole
Merge Technologies Inc           589981 10 9     3,919      569,620  Sh         Shared-Defined        02  Sole
Microsoft Corp                   594918 10 4    38,301    1,400,400  Sh         Shared-Defined        01  Sole
Microsoft Corp                   594918 10 4    16,399      599,600  Sh         Shared-Defined        02  Sole
Midas Inc                        595626 10 2     1,839       88,917  Sh         Shared-Defined        01  Sole
Midas Inc                        595626 10 2       788       38,083  Sh         Shared-Defined        02  Sole
Nalco Holding Co                 62985Q 10 1    23,342    1,260,360  Sh         Shared-Defined        01  Sole
Nalco Holding Co                 62985Q 10 1     9,994      539,640  Sh         Shared-Defined        02  Sole
Nmt Medical Inc                  629294 10 9     6,981      451,838  Sh         Shared-Defined        01  Sole
Nmt Medical Inc                  629294 10 9     2,989      193,462  Sh         Shared-Defined        02  Sole
Nyse Group Inc                   62949W 10 3     4,552       60,900  Sh         Shared-Defined        01  Sole
Omnicare Inc                     681904 10 8    37,715      875,250  Sh         Shared-Defined        01  Sole
Omnicare Inc                     681904 10 8    16,148      374,750  Sh         Shared-Defined        02  Sole
Osi Restaurant Partners Inc      67104A 10 1     4,441      140,038  Sh         Shared-Defined        01  Sole
Osi Restaurant Partners Inc      67104A 10 1     1,901       59,962  Sh         Shared-Defined        02  Sole
Pall Corp                        696429 30 7    13,483      437,603  Sh         Shared-Defined        01  Sole
Pall Corp                        696429 30 7     5,773      187,362  Sh         Shared-Defined        02  Sole
Payless Shoesource Inc           704379 10 6     5,230      210,060  Sh         Shared-Defined        01  Sole
Payless Shoesource Inc           704379 10 6     2,240       89,940  Sh         Shared-Defined        02  Sole
Puradyn Filter Technologies      746091 10 7     2,669    2,668,638  Sh         Shared-Defined        01  Sole
Puradyn Filter Technologies      746091 10 7     1,105    1,105,170  Sh         Shared-Defined        02  Sole
Reader'S Digest Association      755267 10 1    47,001    3,626,603  Sh         Shared-Defined        01  Sole
Reader'S Digest Association      755267 10 1    18,015    1,390,067  Sh         Shared-Defined        02  Sole
Renovis Inc                      759885 10 6    18,200    1,322,691  Sh         Shared-Defined        01  Sole
Renovis Inc                      759885 10 6     5,548      403,231  Sh         Shared-Defined        02  Sole
Restoration Hardware Inc         760981 10 0    33,310    3,841,983  Sh         Shared-Defined        01  Sole
Restoration Hardware Inc         760981 10 0     9,439    1,088,650  Sh         Shared-Defined        02  Sole
Sandisk Corp                     80004C 10 1    11,247      210,060  Sh         Shared-Defined        01  Sole
Sandisk Corp                     80004C 10 1     4,815       89,940  Sh         Shared-Defined        02  Sole
Schwab (Charles) Corp            808513 10 5    27,848    1,554,863  Sh         Shared-Defined        01  Sole
Schwab (Charles) Corp            808513 10 5    11,923      665,737  Sh         Shared-Defined        02  Sole
Sco Group Inc/The                78403A 10 6     2,651    1,305,805  Sh         Shared-Defined        01  Sole
Sco Group Inc/The                78403A 10 6       905      445,641  Sh         Shared-Defined        02  Sole
Simpson Manufacturing Co Inc     829073 10 5     4,065      150,390  Sh         Shared-Defined        01  Sole
Simpson Manufacturing Co Inc     829073 10 5     1,740       64,390  Sh         Shared-Defined        02  Sole
Symbol Technologies Inc          871508 10 7    30,916    2,080,480  Sh         Shared-Defined        01  Sole
Symbol Technologies Inc          871508 10 7    10,692      719,520  Sh         Shared-Defined        02  Sole
Tekelec                          879101 10 3    82,318    6,351,700  Sh         Shared-Defined        01  Sole
Tekelec                          879101 10 3    33,026    2,548,300  Sh         Shared-Defined        02  Sole
Terra Industries Inc             880915 10 3     2,160      280,220  Sh         Shared-Defined        01  Sole
Terra Industries Inc             880915 10 3       925      119,980  Sh         Shared-Defined        02  Sole
Tlc Vision Corp                  872549 10 0    15,060    2,890,655  Sh         Shared-Defined        01  Sole
Tlc Vision Corp                  872549 10 0     6,448    1,237,669  Sh         Shared-Defined        02  Sole
Toll Brothers Inc                889478 10 3     5,898      210,060  Sh         Shared-Defined        01  Sole
Toll Brothers Inc                889478 10 3     2,526       89,940  Sh         Shared-Defined        02  Sole
Tv Azteca S.A.-Cpo               209691 1M X    22,656   35,010,000  Sh         Shared-Defined        01  Sole
Tv Azteca S.A.-Cpo               209691 1M X     9,701   14,990,000  Sh         Shared-Defined        02  Sole
Tyco International Ltd           902124 10 6    58,944    2,105,881  Sh         Shared-Defined        01  Sole
Tyco International Ltd           902124 10 6    23,078      824,519  Sh         Shared-Defined        02  Sole
Unitedhealth Group Inc           91324P 10 2    20,670      420,120  Sh         Shared-Defined        01  Sole
Unitedhealth Group Inc           91324P 10 2     8,850      179,880  Sh         Shared-Defined        02  Sole
Warnaco Group Inc/The            934390 40 2    44,637    2,307,997  Sh         Shared-Defined        01  Sole
Warnaco Group Inc/The            934390 40 2    17,290      894,003  Sh         Shared-Defined        02  Sole
Watsco Inc                       942622 20 0     3,222       70,020  Sh         Shared-Defined        01  Sole
Watsco Inc                       942622 20 0     1,379       29,980  Sh         Shared-Defined        02  Sole